Merger - Schedule of Assets Acquired and Liabilities Assumed under Asset Acquisition (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Feb. 03, 2023	Feb. 02, 2023	Dec. 31, 2022
Assets acquired:
Land and improvements	$ 3,917,564	$ 3,840,415		$ 3,805,685
Buildings and improvements	9,734,880	9,506,402		9,373,309
Intangible lease assets	569,287	588,635		615,327
Operating ground lease assets	53,897	57,245		52,068
Loans and financing receivables	2,682,685	1,964,710		1,103,931
Cash and cash equivalents	163,497	162,188	$ 327,051	239,477		$ 33,096	$ 35,137
Other assets	149,474	150,349		90,041
Total assets	15,813,433	15,162,573		14,748,487
Liabilities assumed:
Unsecured notes and term loans payable	3,339,744	2,977,100		2,839,708
Non-recourse debt obligations of consolidated special purpose entities	3,198,957	2,831,007		2,568,474
Intangible lease liabilities	115,733	125,095		140,516
Operating lease liabilities	49,788	54,501		49,481
Total liabilities	$ 7,389,530	$ 6,577,804		$ 6,149,289
Store Capital Corporation
Assets acquired:
Land and improvements					$ 3,620,509
Buildings and improvements					9,105,004
Intangible lease assets					620,034
Operating ground lease assets					52,805
Loans and financing receivables					952,039
Cash and cash equivalents					28,005
Other assets					71,209
Total assets					14,449,605
Liabilities assumed:
Unsecured notes and term loans payable					1,725,000
Non-recourse debt obligations of consolidated special purpose entities					2,243,323
Below market value of debt					(430,908)
Intangible lease liabilities					148,660
Operating lease liabilities					50,516
Other liabilities					127,648
Total liabilities					3,864,239
Fair value of net assets acquired					$ 10,585,366